Consolidated Statements of Changes in Shareholders' Equity	Common Stock [Member] SGD ($) shares	Additional Paid-in Capital [Member] SGD ($)	Retained Earnings [Member] SGD ($)	USD ($)	SGD ($)
Balance at Dec. 31, 2022	$ 15,203	$ 2,684,797	$ 2,389,828	$ 3,817,370	$ 5,089,828
Balance, shares at Dec. 31, 2022	11,250,000
Net loss for the year			4,685	3,516	4,685
Ending balance, value at Dec. 31, 2023	$ 15,203	2,684,797	2,394,513	3,820,886	5,094,513
Balance, shares at Dec. 31, 2023	11,250,000
Net loss for the year			(814,366)	(610,775)	(814,366)
Ending balance, value at Dec. 31, 2024	$ 15,203	2,684,797	1,580,147	3,210,111	4,280,147
Balance, shares at Dec. 31, 2024	11,250,000
Net loss for the year			(2,036,143)	(1,506,747)	(2,036,143)
Issuance of ordinary shares	$ 3,035	10,692,031		7,871,547	10,695,066
Issuance of ordinary shares, shares	2,250,000
Ending balance, value at Dec. 31, 2025	$ 18,238	$ 13,376,828	$ (455,996)	$ 9,574,911	$ 12,939,070
Balance, shares at Dec. 31, 2025	13,500,000